Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Research and development expenses		$ 2,979	$ 3,569	$ 12,995
General and administrative expenses		3,299	3,923	4,656
Total operating loss		6,278	7,492	17,651
Financial loss (income), net		(516)	(580)	215
Financial expenses related to SEPA	[1]	610
Impairment on associate		1,145
Net loss		$ 7,517	$ 6,912	$ 17,866
Basic, net loss per share	[2]	$ 8.08	$ 30.00	$ 127.80
Diluted, net loss per share	[2]	$ 8.08	$ 30.00	$ 127.80
Weighted average number of shares outstanding used in computing net loss per share, basic	[2]	930,822	230,795	139,682
Weighted average number of shares outstanding used in computing net loss per share, diluted	[2]	930,822	230,795	139,682

[1]	See also Note 11(A)(5)
[2]	Retroactively adjusted to reflect the 12-1 reverse split that was affected in August 2024 (see Note 11(A)(3))